CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Profit (loss) before tax	$ (8,492)	$ (12,012)	$ 14,987
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation, amortization, impairment of non-current assets	16,070	15,925	13,188
Equity settled share based payments	11,248	9,251	6,392
Gain on disposal of investment in associate	0	0	(12,242)
Fair value loss (gain) on revaluation	(4,990)	930	1,185
Gain on disposal from PRV sale	0	(21,279)	0
Disposal of leases	22	0	0
Other finance income	(6,843)	(3,663)	(4,485)
Other finance expenses	9,887	9,069	5,463
Share of net losses in associates using the equity method	1,758	289	1,083
Other	0	(1,079)	(1,576)
Operating cash flows before changes in working capital	18,660	(2,569)	23,995
Changes in working capital:
Inventories	(503)	(14,434)	(15,016)
Trade and other receivables	(6,783)	(18,539)	2,364
Payables and other current liabilities	(2,769)	16,228	11,992
Restricted cash	(17)	(216)	273
Total changes in working capital	(10,072)	(16,961)	(387)
Interest received	5,201	2,883	85
Income taxes received (paid)	(15,584)	(655)	(1,235)
Net cash flows generated from (used in) operating activities	(1,795)	(17,302)	22,458
Capital expenditure for property, plant and equipment	(790)	(1,437)	(1,376)
Proceeds from PRV sale	0	21,279	0
Investment intangible assets	(6)	(27)	(601)
Disposal of investment designated as at FVOCI	2,098	0	0
Proceed from sale of Investment associate	0	0	7,300
Purchases of marketable securities	(284,314)	(382,014)	0
Proceeds from sale of marketable securities	314,630	232,811	0
Net cash flows generated from (used in) investing activities	31,618	(129,388)	5,323
Payment of lease liabilities	(4,008)	(4,038)	(3,311)
Interests on lease liabilities	(1,141)	(1,088)	0
Net proceeds of issued convertible bonds	104,539	0	0
Repurchase of convertible bonds	(134,924)	0	0
Interests on convertible bonds	(4,457)	(4,046)	(3,952)
Settlement of share based compensation awards	5,579	8,133	2,281
Net cash flows generated from (used in) financing activities	(34,412)	(1,039)	(4,982)
Increase (decrease) of cash	(4,589)	(147,729)	22,799
Exchange rate effects	(2,208)	2,128	(7,381)
Cash and cash equivalents at beginning of period	61,741	207,342	191,924
Cash and cash equivalents at end of period	$ 54,944	$ 61,741	$ 207,342